Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax valuation allowance, rollfoward
Balance at end of period	$ 113,553,000	$ 79,064,000
Deferred tax assets, valuation allowance, current	5,700,000
Deferred tax assets, valuation allowance, noncurrent	107,800,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	79,064,000	70,502,000	49,686,000
Charged to income tax expense	34,489,000	1,954,000	5,268,000
Charged to other accounts		6,608,000	15,548,000
Balance at end of period	$ 113,553,000	$ 79,064,000	$ 70,502,000